Above market acquired charters (Tables)	12 Months Ended
Dec. 31, 2013
Above Market Acquired Charters (Abstract)
Above Market Acquired Charters (Table Text Block)
Above market acquired charters	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
Carrying amount as at January 1, 2012	$45,543	$5,581	$—	$—	$—	$—	$—	$—	$—	$51,124
Acquisitions	—	—	2,250	2,250	—	—	—	—	—	4,500
Amortization	(5,372)	(2,488)	(23)	(21)	—	—	—	—	—	(7,904)
Carrying amount as at December 31, 2012	$40,171	$3,093	$2,227	$2,229	$—	$—	$—	$—	$—	$47,720
Acquisitions	—	—	—	—	19,707	19,768	19,094	19,329	19,358	97,256
Amortization	(5,357)	(2,481)	(864)	(797)	(1,311)	(1,240)	(519)	(513)	(512)	(13,594)
Carrying amount as at December 31, 2013	$34,814	$612	$1,363	$1,432	$18,396	$18,528	$18,575	$18,816	$18,846	$131,382

Above Market Acquired Charter Future Amortization Expense (Table Text Block)
For the twelve month period ended December 31,	M/V Cape Agamemnon	M/T Assos	M/V Agamemnon	M/V Archimidis	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	Total
2014	$5,357	$612	$863	$796	$1,668	$1,670	$1,693	$1,672	$1,669	$16,000
2015	5,357	-	500	636	1,668	1,670	1,693	1,672	1,669	14,865
2016	5,372	-	-	-	1,668	1,670	1,697	1,675	1,674	13,756
2017	5,357	-	-	-	1,668	1,670	1,693	1,672	1,669	13,729
2018	5,357	-	-	-	1,668	1,670	1,693	1,672	1,669	13,729
Thereafter	8,014	-	-	-	10,056	10,178	10,106	10,453	10,496	59,303
Total	$34,814	$612	$1,363	$1,432	$18,396	$18,528	$18,575	$18,816	$18,846	$131,382